ORGANIZATION AND BUSINESS (Details) $ in Thousands, shares in Millions		1 Months Ended	3 Months Ended	12 Months Ended					37 Months Ended
	Sep. 18, 1996 crude_oil_carrier	Feb. 28, 2021 USD ($)	Dec. 31, 2021 vessel	Dec. 31, 2021 USD ($) subsidiary vessel newbuilding	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2014 company	Feb. 28, 2021 USD ($)	Mar. 31, 2015 vessel newbuilding	Oct. 07, 2014 company
Business background [Line Items]
Number of crude oil carriers | crude_oil_carrier	5
Number of companies acquired | company								29
Number of companies involved in the merger | company											2
Number of owned vessels			81	81						47
Number of newbuildings under constructuion | newbuilding										25
Number of vessels acquired							16
Consideration shares issued (in shares) | shares							17.8
Debt assumed | $							$ 285,200
Consideration paid | $				$ 292,539	$ 25,271	$ 44,118
Number of newbuildings acquired			7
Number of vessel types				4
Number of vessels chartered-In			11	11
Number of vessels under operating lease from third parties			4	4
Number of subsidiaries | subsidiary				1
Quintana Vessels
Business background [Line Items]
Number of vessels acquired							14
Unrelated Third Parties
Business background [Line Items]
Number of vessels under operating lease from third parties			3	3
Hemen Holdings Ltd
Business background [Line Items]
Number of newbuildings acquired | newbuilding				3
Hemen Holdings Ltd | Dry Bulk Carriers
Business background [Line Items]
Number of vessels acquired				15
Debt assumed | $		$ 413,600							$ 413,600
Consideration | $									637,500
Hemen Holdings Ltd | Dry Bulk Carriers And Newbuildings
Business background [Line Items]
Debt assumed | $				$ 414,000
Consideration | $		$ 752,000		752,000					$ 752,000
Equity capital | $				$ 338,000
SFL
Business background [Line Items]
Number of vessels under operating lease from third parties			7	7
Number of vessels leased out under capital leases to third parties			1	1
Panamax Vessel | Hemen Holdings Ltd
Business background [Line Items]
Number of vessels acquired							2
Capesize Vessels | Hemen Holdings Ltd
Business background [Line Items]
Number of vessels acquired							2
Consideration shares issued (in shares) | shares							4.0
Debt assumed | $							$ 43,000
Consideration | $							86,000
Consideration paid | $							$ 9,000